Putnam Short Term Investment Fund
The fund's portfolio
10/31/20 (Unaudited)

REPURCHASE AGREEMENTS (46.5%)(a)
	Principal amount	Value
Interest in $35,000,000 tri-party repurchase agreement dated 10/30/2020 with Bank of Nova Scotia due 11/2/2020 - maturity value of $35,000,204 for an effective yield of 0.070% (collateralized by various U.S. Treasury notes and a U.S. Treasury bond with coupon rates ranging from 0.250% to 3.125% and due dates ranging from 12/15/2021 to 2/15/2050, valued at $35,700,236)	$35,000,000	$35,000,000
Interest in $200,000,000 tri-party repurchase agreement dated 10/30/2020 with Barclays Capital, Inc. due 11/2/2020 - maturity value of $200,001,167 for an effective yield of 0.070% (collateralized by various U.S. Treasury bonds with coupon rates ranging from 0.145% to 2.500% and due dates ranging from 10/31/2020 to 1/15/2029, valued at $204,001,279)	200,000,000	200,000,000
Interest in $100,000,000 tri-party repurchase agreement dated 10/30/2020 with BMO Capital Markets due 11/2/2020 - maturity value of $100,000,750 for an effective yield of 0.090% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 4.000% and due dates ranging from 7/20/2050 to 10/20/2050, valued at $102,000,765)	100,000,000	100,000,000
Interest in $54,000,000 tri-party term repurchase agreement dated 10/30/2020 with BNP Paribas, 0.280% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.200% to 10.750% and due dates ranging from 10/2/2023 to 8/1/2069, valued at $56,701,324)(IR)(EG) (France)	54,000,000	54,000,000
Interest in $50,000,000 tri-party term repurchase agreement dated 9/23/2020 with BNP Paribas due 1/25/2021 - maturity value of $50,020,667 for an effective yield of 0.120% (collateralized by various U.S. Treasury notes, various mortgage backed securities and a U.S. Treasury bond with coupon rates ranging from 0.375% to 6.500% and due dates ranging from 5/15/2023 to 10/1/2050, valued at $51,007,146)(IR)	50,000,000	50,000,000
Interest in $75,000,000 tri-party term repurchase agreement dated 10/21/2020 with BNP Paribas due 1/21/2021 - maturity value of $75,019,167 for an effective yield of 0.100% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 2.500% and due dates ranging from 4/30/2021 to 5/15/2030, valued at $76,503,047)(IR)	75,000,000	75,000,000
Interest in $200,000,000 tri-party repurchase agreement dated 10/30/2020 with BNP Paribas due 11/2/2020 - maturity value of $200,001,167 for an effective yield of 0.070% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.250% to 3.125% and due dates ranging from 1/15/2021 to 2/15/2050, valued at $204,001,232)	200,000,000	200,000,000
Interest in $13,750,000 tri-party repurchase agreement dated 10/30/2020 with BNP Paribas due 11/2/2020 - maturity value of $13,750,103 for an effective yield of 0.090% (collateralized by various mortgage backed securities with coupon rates ranging from 0.375% to 6.000% and due dates ranging from 8/25/2025 to 7/1/2050, valued at $14,025,429)	13,750,000	13,750,000
Interest in $75,000,000 tri-party term repurchase agreement dated 10/21/2020 with BofA Securities, Inc. due 11/24/2020 - maturity value of $75,006,875 for an effective yield of 0.100% (collateralized by various mortgage backed securities with coupon rates ranging from 1.500% to 2.000% and due dates ranging from 11/1/2035 to 10/1/2050, valued at $76,500,001)(IR)	75,000,000	75,000,000
Interest in $242,436,000 joint tri-party repurchase agreement dated 10/30/2020 with BofA Securities, Inc. due 11/2/2020 - maturity value of $89,737,673 for an effective yield of 0.090% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 4.000% and due dates ranging from 6/1/2046 to 11/1/2050, valued at $247,284,721)	89,737,000	89,737,000
Interest in $439,838,000 joint tri-party repurchase agreement dated 10/30/2020 with Citigroup Global Markets, Inc. due 11/2/2020 - maturity value of $153,690,153 for an effective yield of 0.090% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.500% and due dates ranging from 3/1/2050 to 4/1/2050, valued at $448,634,760)	153,689,000	153,689,000
Interest in $137,100,000 tri-party repurchase agreement dated 10/30/2020 with Goldman, Sachs & Co. LLC due 11/2/2020 - maturity value of $137,100,800 for an effective yield of 0.070% (collateralized by a mortgage backed security and a U.S. Treasury note with coupon rates ranging from 1.500% to 2.090% and due dates ranging from 8/15/2022 to 6/18/2040, valued at $139,842,013)	137,100,000	137,100,000
Interest in $200,000,000 tri-party repurchase agreement dated 10/30/2020 with HSBC Bank USA, National Association due 11/2/2020 - maturity value of $200,001,167 for an effective yield of 0.070% (collateralized by various U.S. Treasury bonds and a U.S. Treasury note with coupon rates ranging from 0.215% to 8.125% and due dates ranging from 1/31/2021 to 8/15/2047, valued at $204,001,258)	200,000,000	200,000,000
Interest in $84,300,000 joint tri-party repurchase agreement dated 10/30/2020 with HSBC Bank USA, National Association due 11/2/2020 - maturity value of $9,397,070 for an effective yield of 0.090% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.500% and due dates ranging from 7/1/2037 to 10/1/2050, valued at $85,986,645)	9,397,000	9,397,000
Interest in $300,000,000 joint tri-party repurchase agreement dated 10/30/2020 with JPMorgan Securities, LLC due 11/2/2020 - maturity value of $192,472,123 for an effective yield of 0.070% (collateralized by a U.S. Treasury note with a coupon rate of 0.250% and a due date of 6/30/2025, valued at $306,001,805)	192,471,000	192,471,000
Interest in $50,000,000 tri-party repurchase agreement dated 10/30/2020 with JPMorgan Securities, LLC due 11/2/2020 - maturity value of $50,000,375 for an effective yield of 0.090% (collateralized by various mortgage backed securities and a U.S. Treasury note with coupon rates ranging from 1.875% to 8.500% and due dates ranging from 8/31/2024 to 10/20/2050, valued at $51,000,383)	50,000,000	50,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 10/30/2020 with RBC Capital Markets, LLC, 0.330% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.550% to 10.000% and due dates ranging from 12/1/2020 to 11/15/2050, valued at $26,250,723)(IR)(EG) (Canada)	25,000,000	25,000,000
Interest in $314,850,000 joint tri-party repurchase agreement dated 10/30/2020 with Royal Bank of Canada due 11/2/2020 - maturity value of $33,750,253 for an effective yield of 0.090% (collateralized by various mortgage backed securities with coupon rates ranging from 1.950% to 6.000% and due dates ranging from 9/1/2035 to 6/20/2063, valued at $321,149,409)	33,750,000	33,750,000

Total repurchase agreements (cost $1,693,894,000)		$1,693,894,000

COMMERCIAL PAPER (20.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	0.230	2/22/21	$15,000,000	$14,986,871
ABN AMRO Funding USA, LLC	0.230	2/10/21	37,000,000	36,971,206
American Honda Finance Corp.	0.350	11/24/20	5,750,000	5,749,281
American Honda Finance Corp.	0.300	11/19/20	5,000,000	4,999,547
American Honda Finance Corp.	0.200	12/8/20	15,000,000	14,996,701
Baker Hughes Holdings, LLC	0.250	12/10/20	18,000,000	17,996,638
Bank of America, NA	0.200	3/12/21	20,750,000	20,751,328
BP Capital Markets PLC (United Kingdom)	1.287	11/2/20	8,000,000	7,999,884
BPCE SA (France)	0.955	11/17/20	5,650,000	5,649,709
BPCE SA (France)	0.603	2/8/21	14,000,000	13,992,380
BPCE SA (France)	0.501	12/11/20	7,000,000	6,998,963
BPCE SA (France)	0.160	12/3/20	15,000,000	14,998,314
Canada (Government of) (Canada)	0.301	1/25/21	25,000,000	24,993,475
Charles Schwab Corp. (The)	0.160	12/14/20	15,250,000	15,247,808
Coca-Cola Co. (The)	2.137	1/15/21	12,000,000	11,997,613
ENGIE SA (France)	0.300	11/12/20	5,000,000	4,999,738
ENGIE SA (France)	0.300	11/5/20	7,000,000	6,999,848
FMS Wertmanagement (Germany)	0.250	11/17/20	18,000,000	17,999,334
FMS Wertmanagement (Germany)	0.225	1/22/21	18,000,000	17,995,128
GTA Funding, LLC	0.220	4/1/21	15,250,000	15,233,084
HSBC USA, Inc.	0.602	11/2/20	15,000,000	14,999,850
ING (U.S.) Funding, LLC	0.502	2/1/21	15,000,000	14,994,438
Lloyds Bank PLC (United Kingdom)	0.240	4/26/21	36,000,000	35,962,798
LVMH Moet Hennessy Louis Vuitton, Inc.	0.401	1/4/21	15,000,000	14,996,315
Mitsubishi UFJ Trust & Banking Corp./NY	0.250	4/23/21	21,500,000	21,476,275
Mitsubishi UFJ Trust & Banking Corp./NY	0.190	12/14/20	14,000,000	13,997,463
National Australia Bank, Ltd. (Australia)	0.397	7/8/21	15,000,000	15,010,723
National Australia Bank, Ltd. (Australia)	0.352	2/19/21	15,000,000	15,006,834
National Bank of Canada (Canada)	0.180	2/4/21	20,000,000	19,992,240
Nationwide Building Society (United Kingdom)	0.180	11/2/20	17,500,000	17,499,796
Royal Bank of Canada (Canada)	1.840	3/3/21	20,000,000	20,011,009
Schlumberger Holdings Corp.	0.472	8/13/21	11,000,000	10,975,007
Schlumberger Holdings Corp.	0.401	11/10/20	7,000,000	6,999,914
Shell International Finance BV (Netherlands)	0.553	6/14/21	12,500,000	12,478,876
Shell International Finance BV (Netherlands)	0.523	6/11/21	10,000,000	9,983,387
Skandinaviska Enskilda Banken AB (Sweden)	0.220	5/7/21	43,000,000	42,950,109
Societe Generale SA (France)	1.673	12/9/20	15,000,000	15,003,090
Societe Generale SA (France)	0.667	6/2/21	11,000,000	11,014,883
Svenska Handelsbanken AB (Sweden)	1.573	12/2/20	31,500,000	31,503,549
Toronto-Dominion Bank (The) (Canada)	1.665	2/5/21	15,000,000	15,005,928
Toronto-Dominion Bank (The) (Canada)	1.603	11/12/20	15,000,000	15,000,524
Total Capital Canada, Ltd. (Canada)	0.552	11/23/20	15,000,000	14,999,180
Total Capital Canada, Ltd. (Canada)	0.220	2/3/21	14,000,000	13,994,213
Toyota Motor Credit Corp.	1.731	11/27/20	16,000,000	16,001,472
Toyota Motor Credit Corp.	0.230	12/16/20	15,000,000	14,997,630
UBS AG/London (United Kingdom)	0.282	9/22/21	14,000,000	14,000,000
Walt Disney Co. (The)	0.501	12/15/20	6,000,000	5,998,398

Total commercial paper (cost $736,176,615)				$736,410,751

CERTIFICATES OF DEPOSIT (11.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of Montreal/Chicago, IL FRN (Canada)	0.410	11/18/20	$16,000,000	$16,001,199
Bank of Montreal/Chicago, IL FRN (Canada)	0.330	3/2/21	15,000,000	15,008,190
Bank of Montreal/Chicago, IL FRN (Canada)	0.257	10/27/21	18,500,000	18,500,000
Bank of Nova Scotia/Houston FRN	0.379	11/4/20	16,000,000	16,000,080
Bank of Nova Scotia/Houston FRN	0.370	2/16/21	15,000,000	15,005,147
Bank of Nova Scotia/Houston FRN	0.347	2/12/21	16,000,000	16,005,277
Bank of Nova Scotia/Houston FRN	0.298	7/20/21	18,000,000	18,010,309
Canadian Imperial Bank of Commerce/New York, NY FRN	0.409	8/6/21	14,000,000	14,014,846
Canadian Imperial Bank of Commerce/New York, NY FRN	0.358	7/19/21	14,000,000	14,012,978
Canadian Imperial Bank of Commerce/New York, NY FRN	0.357	6/16/21	14,000,000	14,010,396
Canadian Imperial Bank of Commerce/New York, NY FRN	0.330	3/3/21	16,000,000	16,008,810
Citibank, NA	0.230	8/5/21	15,000,000	14,998,719
Cooperatieve Rabobank UA/NY FRN (Netherlands)	0.340	2/3/21	14,000,000	14,006,577
DNB Bank ASA/New York FRN (Norway)	0.289	2/5/21	15,000,000	15,001,532
Goldman Sachs Bank USA/New York, NY FRN	0.484	12/10/20	15,000,000	15,005,682
Mitsubishi UFJ Trust & Banking Corp./NY	0.340	2/3/21	15,000,000	15,007,191
Mizuho Bank, Ltd./New York, NY	0.220	11/27/20	18,000,000	18,001,287
Mizuho Bank, Ltd./New York, NY FRN	0.317	1/15/21	1,500,000	1,500,300
Natixis SA/New York, NY FRN (France)	0.510	12/11/20	15,000,000	15,006,330
Royal Bank of Canada/New York, NY FRN (Canada)	0.513	4/29/21	9,000,000	9,013,707
Royal Bank of Canada/New York, NY FRN (Canada)	0.361	12/3/20	7,000,000	7,000,816
Royal Bank of Canada/New York, NY FRN (Canada)	0.293	8/6/21	13,000,000	13,000,537
Royal Bank of Canada/New York, NY FRN (Canada)	0.283	7/29/21	18,000,000	18,008,001
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.323	1/21/21	18,000,000	18,006,765
Svenska Handelsbanken/New York, NY FRN (Sweden)	0.353	6/18/21	15,000,000	15,011,238
Toronto-Dominion Bank/NY FRN (Canada)	0.395	8/20/21	14,000,000	14,010,103
Toronto-Dominion Bank/NY FRN (Canada)	0.384	8/24/21	18,000,000	18,013,078
Toronto-Dominion Bank/NY FRN (Canada)	0.360	6/10/21	14,000,000	14,010,117

Total certificates of deposit (cost $407,000,006)				$407,179,212

ASSET-BACKED COMMERCIAL PAPER (10.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Atlantic Asset Securitization, LLC	0.210	2/16/21	$23,700,000	$23,687,801
Atlantic Asset Securitization, LLC	0.190	2/17/21	26,000,000	25,986,256
Barclays Bank PLC CCP (United Kingdom)	0.985	11/2/20	14,000,000	13,999,830
Barclays Bank PLC CCP (United Kingdom)	0.361	2/8/21	20,500,000	20,488,210
CAFCO, LLC	0.200	3/22/21	15,000,000	14,990,526
Chariot Funding, LLC	0.250	11/18/20	10,000,000	9,999,493
Chariot Funding, LLC	0.250	11/5/20	30,000,000	29,999,270
CHARTA, LLC	0.240	11/16/20	16,000,000	15,998,957
CHARTA, LLC	0.200	4/8/21	15,000,000	14,988,867
Collateralized Commercial Paper FLEX Co., LLC	0.323	12/2/20	15,000,000	15,000,675
Collateralized Commercial Paper FLEX Co., LLC	0.260	3/8/21	17,000,000	16,987,025
Collateralized Commercial Paper V Co., LLC	0.271	7/22/21	15,500,000	15,475,469
Collateralized Commercial Paper V Co., LLC	0.261	7/19/21	23,000,000	22,964,514
Collateralized Commercial Paper V Co., LLC	0.250	4/12/21	15,000,000	14,984,625
CRC Funding, LLC	0.190	11/17/20	9,000,000	8,999,361
Gotham Funding Corp. (Japan)	0.240	11/17/20	18,000,000	17,998,947
Manhattan Asset Funding Co., LLC (Japan)	0.351	11/19/20	15,000,000	14,999,100
Manhattan Asset Funding Co., LLC (Japan)	0.331	12/9/20	11,155,000	11,153,017
Manhattan Asset Funding Co., LLC (Japan)	0.190	11/9/20	12,000,000	11,999,713
Manhattan Asset Funding Co., LLC (Japan)	0.180	11/6/20	12,000,000	11,999,720
MetLife Short Term Funding, LLC	0.321	11/6/20	14,000,000	13,999,728
MetLife Short Term Funding, LLC	0.311	11/13/20	10,000,000	9,999,576
MetLife Short Term Funding, LLC	0.250	1/20/21	10,000,000	9,996,583
Old Line Funding, LLC	0.240	2/11/21	17,000,000	16,992,388
Thunder Bay Funding, LLC	0.270	2/4/21	14,000,000	13,992,188

Total asset-backed commercial paper (cost $397,631,205)				$397,681,839

U.S. TREASURY OBLIGATIONS (7.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value
U.S. Treasury Bills	0.176	12/24/20	$30,000,000	$29,995,995
U.S. Treasury Bills	0.175	11/24/20	15,000,000	14,999,244
U.S. Treasury Bills	0.173	11/3/20	15,000,000	14,999,975
U.S. Treasury Bills	0.140	7/15/21	30,000,000	29,977,688
U.S. Treasury Bills	0.119	11/12/20	30,000,000	29,999,396
U.S. Treasury Bills	0.117	11/19/20	40,000,000	39,998,489
U.S. Treasury Notes	0.400	10/31/21	35,000,000	35,099,318
U.S. Treasury Notes	0.320	7/31/21	30,000,000	30,045,069
U.S. Treasury Notes	0.239	4/30/21	29,250,000	29,269,594

Total U.S. treasury obligations (cost $254,216,263)				$254,384,768

CORPORATE BONDS AND NOTES (2.0%)(a)
	Principal amount	Value
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.87%), 1.126%, 11/23/21 (Australia)	$30,500,000	$30,758,024
Mizuho Securities USA LLC 144A sr. unsec. unsub. notes Ser. MTN, 0.33%, 11/23/20	15,000,000	15,000,515
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, ( + 0.31%), 0.547%, 1/15/21	25,530,000	25,544,198

Total corporate bonds and notes (cost $71,277,931)		$71,302,737

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Federal National Mortgage Association unsec. FRN(M)	0.250	3/9/22	$30,000,000	$30,041,789
Federal National Mortgage Association unsec. FRN(M)	0.180	12/3/21	30,000,000	30,013,670

Total U.S. government agency obligations (cost $60,000,000)				$60,055,459

TIME DEPOSITS (0.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.080	11/2/20	$10,000,000	$10,000,000
Svenska Handelsbanken/New York, NY (Sweden)	0.040	11/2/20	10,000,000	10,000,000

Total time deposits (cost $20,000,000)				$20,000,000
TOTAL INVESTMENTS

Total investments (cost $3,640,196,020)				$3,640,908,766

	Key to holding's abbreviations
BKNT	Bank Note
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2020 through October 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,640,475,970.
(M)	This security's effective maturity date is less than one year.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.4%
	Canada	8.0
	France	4.1
	United Kingdom	3.0
	Sweden	2.7
	Japan	2.4
	Australia	1.7
	Netherlands	1.0
	Germany	1.0
	Norway	0.4
	Cayman Islands	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,730,161,203 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$397,681,839	$—
Certificates of deposit	—	407,179,212	—
Commercial paper	—	736,410,751	—
Corporate bonds and notes	—	71,302,737	—
Repurchase agreements	—	1,693,894,000	—
Time deposits	—	20,000,000	—
U.S. government agency obligations	—	60,055,459	—
U.S. treasury obligations	—	254,384,768	—

Totals by level	$—	$3,640,908,766	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com